Consolidated Statements of Comprehensive Income	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Consolidated Statements of Comprehensive Income
Net revenues	$ 59,038,368	366,675,495	352,085,560	303,903,811
Cost of revenues	30,403,792	188,831,873	158,818,041	149,216,172
Gross profit	28,634,576	177,843,622	193,267,519	154,687,639
Operating expenses:
Research and development	3,517,470	21,846,305	18,402,166	22,756,340
Sales and marketing	7,952,996	49,394,470	46,345,286	54,382,019
General and administrative	11,343,041	70,449,357	61,683,088	54,421,441
Provision for doubtful accounts	1,471,640	9,140,062	2,350,990	2,235,627
Total operating expenses	24,285,147	150,830,194	128,781,530	133,795,427
Income from operations	4,349,429	27,013,428	64,485,989	20,892,212
Other income:
Interest income	502,722	3,122,304	2,061,020	1,035,607
Foreign currency exchange gains, net	12,436	77,240	3,633,543	1,138,484
Total other income	515,158	3,199,544	5,694,563	2,174,091
Earnings before income taxes	4,864,587	30,212,972	70,180,552	23,066,303
Income tax expense	1,127,871	7,004,982	14,339,082	3,312,287
Net income	3,736,716	23,207,990	55,841,470	19,754,016
Other comprehensive income:
Foreign currency translation adjustment, net of nil income taxes	(60,338)	(374,747)	(3,787,210)	(5,817,855)
Comprehensive income	$ 3,676,378	22,833,243	52,054,260	13,936,161
Basic earnings per common share (in CNY and dollars per share)	$ 0.08	0.50	1.22	0.44
Diluted earnings per common share (in CNY and dollars per share)	$ 0.08	0.50	1.19	0.44